Shareholder Report, Holdings (Details)	Jun. 30, 2025
Dodge & Cox Stock Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Dodge & Cox Stock Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Dodge & Cox Stock Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Dodge & Cox Stock Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Dodge & Cox Stock Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dodge & Cox Stock Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dodge & Cox Stock Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dodge & Cox Stock Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dodge & Cox Stock Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dodge & Cox Stock Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dodge & Cox Stock Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Dodge & Cox Stock Fund - Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Dodge & Cox Stock Fund - Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Dodge & Cox Stock Fund - Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Dodge & Cox Stock Fund - Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Dodge & Cox Stock Fund - Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dodge & Cox Stock Fund - Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dodge & Cox Stock Fund - Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dodge & Cox Stock Fund - Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dodge & Cox Stock Fund - Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dodge & Cox Stock Fund - Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dodge & Cox Stock Fund - Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Dodge & Cox Global Stock Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Dodge & Cox Global Stock Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Dodge & Cox Global Stock Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dodge & Cox Global Stock Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Dodge & Cox Global Stock Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Dodge & Cox Global Stock Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Dodge & Cox Global Stock Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Dodge & Cox Global Stock Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dodge & Cox Global Stock Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Global Stock Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Dodge & Cox Global Stock Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Dodge & Cox Global Stock Fund - Class I | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Dodge & Cox Global Stock Fund - Class I | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Dodge & Cox Global Stock Fund - Class I | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dodge & Cox Global Stock Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	48.20%
Dodge & Cox Global Stock Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Dodge & Cox Global Stock Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dodge & Cox Global Stock Fund - Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Dodge & Cox Global Stock Fund - Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Dodge & Cox Global Stock Fund - Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dodge & Cox Global Stock Fund - Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Dodge & Cox Global Stock Fund - Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Dodge & Cox Global Stock Fund - Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Dodge & Cox Global Stock Fund - Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Dodge & Cox Global Stock Fund - Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dodge & Cox Global Stock Fund - Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Global Stock Fund - Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Dodge & Cox Global Stock Fund - Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Dodge & Cox Global Stock Fund - Class X | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Dodge & Cox Global Stock Fund - Class X | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Dodge & Cox Global Stock Fund - Class X | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dodge & Cox Global Stock Fund - Class X | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	48.20%
Dodge & Cox Global Stock Fund - Class X | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Dodge & Cox Global Stock Fund - Class X | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dodge & Cox International Stock Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Dodge & Cox International Stock Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Dodge & Cox International Stock Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Dodge & Cox International Stock Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Dodge & Cox International Stock Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Dodge & Cox International Stock Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dodge & Cox International Stock Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Dodge & Cox International Stock Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dodge & Cox International Stock Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dodge & Cox International Stock Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Dodge & Cox International Stock Fund - Class I | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Dodge & Cox International Stock Fund - Class I | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Dodge & Cox International Stock Fund - Class I | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Dodge & Cox International Stock Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Dodge & Cox International Stock Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dodge & Cox International Stock Fund - Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Dodge & Cox International Stock Fund - Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Dodge & Cox International Stock Fund - Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Dodge & Cox International Stock Fund - Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Dodge & Cox International Stock Fund - Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Dodge & Cox International Stock Fund - Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dodge & Cox International Stock Fund - Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Dodge & Cox International Stock Fund - Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dodge & Cox International Stock Fund - Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dodge & Cox International Stock Fund - Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Dodge & Cox International Stock Fund - Class X | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Dodge & Cox International Stock Fund - Class X | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Dodge & Cox International Stock Fund - Class X | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Dodge & Cox International Stock Fund - Class X | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Dodge & Cox International Stock Fund - Class X | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dodge & Cox Emerging Markets Stock Fund - DODEX | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Dodge & Cox Emerging Markets Stock Fund - DODEX | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Dodge & Cox Emerging Markets Stock Fund - DODEX | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Dodge & Cox Emerging Markets Stock Fund - DODEX | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Dodge & Cox Emerging Markets Stock Fund - DODEX | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dodge & Cox Emerging Markets Stock Fund - DODEX | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Dodge & Cox Emerging Markets Stock Fund - DODEX | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Dodge & Cox Emerging Markets Stock Fund - DODEX | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Dodge & Cox Emerging Markets Stock Fund - DODEX | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dodge & Cox Emerging Markets Stock Fund - DODEX | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Dodge & Cox Balanced Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Dodge & Cox Balanced Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Dodge & Cox Balanced Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Dodge & Cox Balanced Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Dodge & Cox Balanced Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dodge & Cox Balanced Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dodge & Cox Balanced Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dodge & Cox Balanced Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dodge & Cox Balanced Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dodge & Cox Balanced Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dodge & Cox Balanced Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Dodge & Cox Balanced Fund - Class I | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Dodge & Cox Balanced Fund - Class I | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Dodge & Cox Balanced Fund - Class I | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Dodge & Cox Balanced Fund - Class I | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Dodge & Cox Balanced Fund - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
Dodge & Cox Balanced Fund - Class I | Debts Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Dodge & Cox Balanced Fund - Class I | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Dodge & Cox Balanced Fund - Class I | Net Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
Dodge & Cox Balanced Fund - Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Dodge & Cox Balanced Fund - Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Dodge & Cox Balanced Fund - Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Dodge & Cox Balanced Fund - Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Dodge & Cox Balanced Fund - Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dodge & Cox Balanced Fund - Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dodge & Cox Balanced Fund - Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dodge & Cox Balanced Fund - Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dodge & Cox Balanced Fund - Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dodge & Cox Balanced Fund - Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dodge & Cox Balanced Fund - Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Dodge & Cox Balanced Fund - Class X | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Dodge & Cox Balanced Fund - Class X | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Dodge & Cox Balanced Fund - Class X | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Dodge & Cox Balanced Fund - Class X | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Dodge & Cox Balanced Fund - Class X | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
Dodge & Cox Balanced Fund - Class X | Debts Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Dodge & Cox Balanced Fund - Class X | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Dodge & Cox Balanced Fund - Class X | Net Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
Dodge & Cox Income Fund - Class I | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Dodge & Cox Income Fund - Class I | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Dodge & Cox Income Fund - Class I | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Dodge & Cox Income Fund - Class I | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dodge & Cox Income Fund - Class X | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Dodge & Cox Income Fund - Class X | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Dodge & Cox Income Fund - Class X | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Dodge & Cox Income Fund - Class X | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dodge & Cox Global Bond Fund - Class I | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Dodge & Cox Global Bond Fund - Class I | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Dodge & Cox Global Bond Fund - Class I | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Dodge & Cox Global Bond Fund - Class I | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dodge & Cox Global Bond Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Dodge & Cox Global Bond Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Dodge & Cox Global Bond Fund - Class I | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dodge & Cox Global Bond Fund - Class I | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dodge & Cox Global Bond Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dodge & Cox Global Bond Fund - Class X | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Dodge & Cox Global Bond Fund - Class X | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Dodge & Cox Global Bond Fund - Class X | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Dodge & Cox Global Bond Fund - Class X | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dodge & Cox Global Bond Fund - Class X | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Dodge & Cox Global Bond Fund - Class X | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Dodge & Cox Global Bond Fund - Class X | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dodge & Cox Global Bond Fund - Class X | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dodge & Cox Global Bond Fund - Class X | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%

[1]	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.